Mezzanine Equity (Details) - USD ($)		1 Months Ended	10 Months Ended	12 Months Ended
	Mar. 07, 2023	Apr. 14, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 12, 2021
Series A Preferred Shares [Abstract]
Number of shares of Junior Stock that can be exchanged or converted				1
Deemed dividend				$ 2,429,275	$ 0	$ 0
Mezzanine equity			$ 119,601,410	119,601,410	0
Dividends paid				$ 851,667	$ 0	0
Series A Preferred Shares [Member]
Series A Preferred Shares [Abstract]
Preferred stock, issued (in shares)			140,000	140,000	0
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001
Preferred stock, stated value (in dollars per share)	$ 1,000		$ 1,000	$ 1,000
Preferred stock, dividend rate	1.00%			1.00%
Dividend multiplier factor				1.3
Percentage of volume weighted average price of common shares				150.00%
Effective interest rate			3.71%	3.71%
Expected life of preferred stock				9 years
Deemed dividend			$ 2,429,275
Mezzanine equity			119,601,410	$ 119,601,410	$ 0	$ 0	$ 0
Fair value measurement of preferred stock			117,222,135	117,222,135
Issuance costs				50,000
Series A Preferred Shares [Member] | Related Party [Member] | Castor [Member]
Series A Preferred Shares [Abstract]
Dividends paid		$ 851,667
Accrued dividends payable			$ 315,000	$ 315,000
Series A Preferred Shares [Member] | Minimum [Member]
Series A Preferred Shares [Abstract]
Consecutive trading day period				5 days
Conversion price (in dollars per share)	$ 2.5
Percentage of holders that must provide consent				67.00%
Series A Preferred Shares [Member] | Maximum [Member]
Series A Preferred Shares [Abstract]
Preferred stock, dividend rate				20.00%
Consecutive trading day period				10 days